Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000003823 | Thrivent International Equity Portfolio_4557249
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000003823 | Thrivent Large Cap Value Portfolio_4557248
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003823 | Thrivent Mid Cap Stock Portfolio_4557245
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003823 | Thrivent Global Stock Portfolio_4557246
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003823 | Thrivent Small Cap Stock Portfolio_4557247
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003823 | Thrivent Core International Equity Fund_4557240
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003823 | Microsoft Corporation_4556978
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003823 | Thrivent Core Emerging Markets Equity Fund_4557239
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003823 | NVIDIA Corporation_4557034
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003823 | Thrivent Core Mid Cap Value Fund_4557242
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003830 | NVIDIA Corporation_4531796
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003830 | Microsoft Corporation_4531784
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003830 | Apple, Inc._4531696
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003830 | Amazon.com, Inc._4531688
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003830 | Meta Platforms, Inc._4531741
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003830 | Broadcom, Inc._4531715
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003830 | Tesla, Inc._4531828
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003830 | Alphabet, Inc., Class C_4531685
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003830 | Intercontinental Exchange, Inc._4531767
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003830 | Trane Technologies plc_4531858
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003830 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000003830 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000003830 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000003830 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000003830 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003830 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000003830 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003830 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003830 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003830 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003830 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000003830 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003841 | Thrivent Core Emerging Markets Debt Fund_4545557
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000003841 | U.S. Treasury Notes_4545630
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003841 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4544623
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003841 | Thrivent Core International Equity Fund_4545558
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003841 | U.S. Treasury Notes_4545628
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003841 | Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through_4544547
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003841 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4544603
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003841 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4544630
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003841 | U.S. Treasury Bonds_4545631
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003841 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4544615
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003841 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003841 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000003841 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003841 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003841 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003841 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000003841 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003841 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003841 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003841 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003841 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000003841 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000003841 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	67.40%
C000003841 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000003841 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003839 | Thrivent Core International Equity Fund_4542260
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003839 | Thrivent Core Emerging Markets Debt Fund_4542259
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003839 | Microsoft Corporation_4541723
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003839 | NVIDIA Corporation_4541856
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003839 | Amazon.com, Inc._4540663
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003839 | U.S. Treasury Bonds_4542330
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003839 | Meta Platforms, Inc._4541231
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003839 | Apple, Inc._4540708
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003839 | U.S. Treasury Notes_4542339
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003839 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4541308
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003839 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003839 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000003839 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003839 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003839 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003839 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000003839 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000003839 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003839 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003839 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003839 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000003839 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000003839 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000003839 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003839 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062731 | 4567829
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000062731 | 4567957
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000062731 | 4567946
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000062731 | 4567823
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000062731 | 4567795
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062731 | 4567785
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062731 | 4567945
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062731 | 4567723
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062731 | 4567787
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062731 | 4567848
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062731 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000062731 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000062731 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000062731 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000062731 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000062731 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000062731 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000062731 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000062731 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000062731 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000062731 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000062731 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000062731 | India
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000062731 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000062731 | China
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000062731 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000062731 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000062731 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000062731 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000062731 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000062731 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000062731 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000062731 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000062731 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218692 | NVIDIA Corporation_4570414
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000218692 | Microsoft Corporation_4570392
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000218692 | iShares ESG MSCI KLD 400 ETF_4570348
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000218692 | Alphabet, Inc., Class A_4570169
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218692 | Tesla, Inc._4570482
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218692 | Alphabet, Inc., Class C_4570168
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218692 | Visa, Inc._4570511
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218692 | Mastercard, Inc._4570384
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218692 | Procter & Gamble Company_4570436
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218692 | Oracle Corporation_4570420
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218692 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000218692 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000218692 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000218692 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000218692 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000218692 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000218692 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218692 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000218692 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000218692 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000218692 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	92.10%
C000218692 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000218692 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003836 | Thrivent Core Emerging Markets Equity Fund_4543628
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003836 | Microsoft Corporation_4543254
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003836 | NVIDIA Corporation_4543398
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003836 | Meta Platforms, Inc._4542982
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003836 | Amazon.com, Inc._4542689
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003836 | Alphabet, Inc., Class C_4542686
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003836 | Apple, Inc._4542714
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003836 | Broadcom, Inc._4542787
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003836 | Visa, Inc._4543685
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003836 | JPMorgan Chase & Company_4543156
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003836 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000003836 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000003836 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003836 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000003836 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000003836 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003836 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003836 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003836 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003836 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003836 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	74.20%
C000003836 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000003836 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003836 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003843 | 4542646
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000003843 | 4542648
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003843 | 4542650
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003843 | 4542537
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003843 | 4542645
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003843 | 4542618
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003843 | 4542540
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003843 | 4542538
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003843 | 4542608
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003843 | 4542602
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003843 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003843 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | BA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | BAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | A
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | AA
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000003843 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003843 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000003843 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000003843 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000003843 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003843 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000003843 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003843 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000062736 | Eli Lilly & Company_4567670
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000062736 | Johnson & Johnson_4567668
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000062736 | UnitedHealth Group, Inc._4567685
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000062736 | AbbVie, Inc._4567646
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000062736 | Abbott Laboratories_4567645
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000062736 | Boston Scientific Corporation_4567653
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000062736 | Merck & Company, Inc._4567672
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000062736 | Intuitive Surgical, Inc._4567666
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000062736 | Danaher Corporation_4567658
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000062736 | Stryker Corporation_4567680
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000062736 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000062736 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000062736 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000062736 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000062736 | Managed Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000062736 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000062736 | Health Care Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000062736 | Health Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000062736 | Health Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000062736 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000062736 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000062736 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003840 | 4529015
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003840 | 4528936
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003840 | 4528955
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003840 | 4529056
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003840 | 4529363
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003840 | 4529414
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003840 | 4529408
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003840 | 4529399
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003840 | 4529021
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003840 | 4529366
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003840 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003840 | D
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003840 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003840 | CAA
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000003840 | B
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000003840 | BA
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000003840 | BAA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003840 | A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003840 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000003840 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000003840 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003840 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000003840 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000003840 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000003840 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000003840 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003840 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003840 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003840 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003840 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000003840 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003840 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003842 | 4528796
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003842 | 4528511
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003842 | 4528794
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003842 | 4528798
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003842 | 4528508
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003842 | 4528456
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003842 | 4528754
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003842 | 4528795
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003842 | 4528742
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003842 | 4528543
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003842 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003842 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003842 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003842 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003842 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003842 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003842 | B
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003842 | BA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000003842 | BAA
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000003842 | A
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000003842 | AA
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000003842 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003842 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003842 | Financials
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000003842 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003842 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000003842 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003842 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003842 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003842 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000003842 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003842 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003842 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003842 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003842 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003842 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000003842 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000062728 | 4567164
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062728 | 4567168
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000062728 | 4567544
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062728 | 4566780
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062728 | 4566770
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062728 | 4567161
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062728 | 4567324
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062728 | 4567167
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062728 | 4566819
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062728 | 4567380
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062728 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000062728 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000062728 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000062728 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000062728 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000062728 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000062728 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000062728 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000062728 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000062728 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000062728 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000062728 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000062728 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000062728 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000062728 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000062728 | France
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000062728 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000062728 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000062728 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000062728 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000062728 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062728 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000062728 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000062728 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000218693 | 4569526
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218693 | 4569980
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218693 | 4569818
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218693 | 4569813
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218693 | 4569816
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218693 | 4570075
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218693 | 4569472
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218693 | 4569462
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218693 | 4570076
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218693 | 4569629
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218693 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000218693 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000218693 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000218693 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000218693 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000218693 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000218693 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000218693 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000218693 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000218693 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218693 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218693 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000218693 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000218693 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000218693 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000218693 | France
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000218693 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000218693 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000218693 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218693 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218693 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218693 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000218693 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218693 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003831 | NVIDIA Corporation_4528081
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000003831 | Microsoft Corporation_4528079
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000003831 | Amazon.com, Inc._4528057
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003831 | Meta Platforms, Inc._4528071
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000003831 | Apple, Inc._4528061
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003831 | Alphabet, Inc., Class C_4528056
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003831 | Broadcom, Inc._4528064
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003831 | Visa, Inc._4528090
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003831 | Tesla, Inc._4528088
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003831 | ServiceNow, Inc._4528086
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003831 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000003831 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000003831 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003831 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003831 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000003831 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000003831 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003831 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003831 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000003831 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003837 | NVIDIA Corporation_4546159
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003837 | Microsoft Corporation_4546127
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003837 | Apple, Inc._4545859
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003837 | Amazon.com, Inc._4545842
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003837 | Meta Platforms, Inc._4545997
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003837 | Broadcom, Inc._4545890
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003837 | Alphabet, Inc., Class A_4545840
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003837 | Berkshire Hathaway, Inc._4545878
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003837 | Tesla, Inc._4546250
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003837 | Alphabet, Inc., Class C_4545839
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003837 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000003837 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000003837 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003837 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000003837 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000003837 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000003837 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003837 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003837 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003837 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003837 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000003837 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003835 | Wells Fargo & Company_4531937
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003835 | Microsoft Corporation_4531918
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003835 | Bank of America Corporation_4531866
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003835 | Exxon Mobil Corporation_4531892
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003835 | Capital One Financial Corporation_4531874
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003835 | JPMorgan Chase & Company_4531905
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003835 | Johnson & Johnson_4531907
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003835 | Charles Schwab Corporation_4531926
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003835 | Merck & Company, Inc._4531916
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003835 | Entergy Corporation_4531890
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003835 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003835 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000003835 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000003835 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000003835 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003835 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003835 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003835 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003835 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003835 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000003835 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000003835 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218694 | Howmet Aerospace, Inc._4570594
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218694 | DoorDash, Inc._4570576
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218694 | Tradeweb Markets, Inc._4570620
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218694 | Amphenol Corporation_4570562
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218694 | Tyler Technologies, Inc._4570623
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218694 | Hilton Worldwide Holdings, Inc._4570592
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218694 | CoStar Group, Inc._4570572
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218694 | CrowdStrike Holdings, Inc._4570573
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218694 | Guidewire Software, Inc._4570589
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218694 | Trimble, Inc._4570622
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218694 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000218694 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000218694 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000218694 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000218694 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000218694 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218694 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218694 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218694 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218694 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218694 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000218694 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218694 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003828 | Interactive Brokers Group, Inc._4546527
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003828 | EMCOR Group, Inc._4546456
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003828 | Guidewire Software, Inc._4546504
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003828 | RB Global, Inc._4546625
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003828 | Flex, Ltd._4546739
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003828 | Casey's General Stores, Inc._4546402
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003828 | Comfort Systems USA, Inc._4546421
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003828 | Curtiss-Wright Corporation_4546437
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003828 | Pure Storage, Inc._4546623
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003828 | US Foods Holding Corporation_4546689
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003828 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000003828 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000003828 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000003828 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000003828 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000003828 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003828 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003828 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003828 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003828 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003828 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000003828 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003827 | Trimble, Inc._4546787
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003827 | Steel Dynamics, Inc._4546784
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003827 | DocuSign, Inc._4546756
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003827 | Expand Energy Corporation_4546750
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003827 | Arch Capital Group, Ltd._4546795
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003827 | Rockwell Automation, Inc._4546779
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003827 | SBA Communications Corporation_4546780
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003827 | Garmin, Ltd._4546796
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003827 | Howmet Aerospace, Inc._4546761
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003827 | Northern Trust Corporation_4546772
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003827 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000003827 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000003827 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000003827 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000003827 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000003827 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003827 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003827 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003827 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003827 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003827 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000003827 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218695 | U.S. Bancorp_4569436
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000218695 | M&T Bank Corporation_4569418
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218695 | Sysco Corporation_4569433
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218695 | Labcorp Holdings, Inc._4569417
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218695 | Unilever plc ADR_4569437
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218695 | MSC Industrial Direct Company, Inc._4569420
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218695 | Acuity, Inc._4569371
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218695 | MKS, Inc._4569419
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218695 | Coterra Energy, Inc._4569380
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218695 | D.R. Horton, Inc._4569392
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218695 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000218695 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000218695 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000218695 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000218695 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000218695 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000218695 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218695 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000218695 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000218695 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000218695 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000218695 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003845 | Thrivent Large Cap Value Portfolio_4553551
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000003845 | Thrivent Global Stock Portfolio_4553548
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003845 | Thrivent International Equity Portfolio_4553554
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003845 | Thrivent Income Portfolio_4553553
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003845 | Thrivent Mid Cap Stock Portfolio_4553547
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003845 | Thrivent Short-Term Bond Portfolio_4553550
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003845 | NVIDIA Corporation_4553063
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003845 | Microsoft Corporation_4552915
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003845 | Thrivent Core Emerging Markets Debt Fund_4553542
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003845 | Amazon.com, Inc._4551648
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003834 | Thrivent Large Cap Value Portfolio_4555940
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000003834 | Thrivent Global Stock Portfolio_4555937
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000003834 | Thrivent International Equity Portfolio_4555943
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000003834 | Thrivent Mid Cap Stock Portfolio_4555936
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003834 | Thrivent Small Cap Stock Portfolio_4555938
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003834 | Thrivent Core Emerging Markets Equity Fund_4555929
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003834 | NVIDIA Corporation_4555454
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003834 | Microsoft Corporation_4555308
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003834 | Thrivent Income Portfolio_4555942
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003834 | Amazon.com, Inc._4554035
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003848 | Thrivent Large Cap Value Portfolio_4551164
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000003848 | Thrivent Income Portfolio_4551166
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003848 | Thrivent Short-Term Bond Portfolio_4551163
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003848 | Thrivent International Equity Portfolio_4551167
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003848 | Thrivent Core Emerging Markets Debt Fund_4551154
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003848 | Thrivent High Yield Portfolio_4551165
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003848 | U.S. Treasury Notes_4551267
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003848 | Thrivent Mid Cap Stock Portfolio_4551160
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003848 | Thrivent Core International Equity Fund_4551155
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003848 | NVIDIA Corporation_4550694
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003847 | U.S. Government Agency Debt (if categorized as coupon-paying notes)
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000003847 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000003847 | U.S. Government Agency Repurchase Agreement, collateralized only by U.S. Government Agency securities, U.S. Treasuries, and cash
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003847 | U.S. Government Agency Debt (if categorized as no-coupon discount notes)
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003847 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003846 | 4548955
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003846 | 4549016
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003846 | 4549009
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003846 | 4548160
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003846 | 4548173
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003846 | 4548177
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003846 | 4548157
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003846 | 4549014
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003846 | 4548166
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003846 | 4548158
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003846 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003846 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000003846 | D
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003846 | C
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003846 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003846 | CAA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003846 | B
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003846 | BA
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000003846 | BAA
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000003846 | A
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003846 | AA
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000003846 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003846 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003846 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000003846 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003846 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000003846 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000003846 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000003846 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003846 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000003846 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003846 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003846 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003846 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003846 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003846 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	83.20%
C000003846 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000003846 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003838 | American Tower Corporation_4547493
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003838 | Prologis, Inc._4547541
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003838 | Welltower, Inc._4547562
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003838 | Equinix, Inc._4547508
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003838 | Digital Realty Trust, Inc._4547504
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003838 | Simon Property Group, Inc._4547550
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003838 | Realty Income Corporation_4547543
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003838 | Iron Mountain, Inc._4547528
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003838 | AvalonBay Communities, Inc._4547494
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003838 | Public Storage_4547542
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003838 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000003838 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000003838 | Telecom Tower REITs
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000003838 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000003838 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000003838 | Data Center REITs
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000003838 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000003838 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003838 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003838 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003838 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000003838 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003844 | 4532489
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003844 | 4531969
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003844 | 4532369
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003844 | 4531968
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003844 | 4532354
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003844 | 4532121
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003844 | 4532007
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003844 | 4532471
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003844 | 4531970
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003844 | 4532078
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003844 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003844 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000003844 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003844 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003844 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003844 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003844 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003844 | BA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003844 | BAA
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000003844 | A
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000003844 | AA
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000003844 | AAA
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000003844 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003844 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000003844 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003844 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000003844 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003844 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000003844 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003844 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003844 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003844 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003844 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003844 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003844 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000003844 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200170 | Triumph Financial, Inc._4568586
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200170 | WNS Holdings, Ltd._4568596
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200170 | Guidewire Software, Inc._4568552
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200170 | Agilysys, Inc._4568531
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200170 | Federal Signal Corporation_4568548
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200170 | J & J Snack Foods Corporation_4568560
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200170 | Encompass Health Corporation_4568544
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200170 | CyberArk Software, Ltd._4568597
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200170 | RBC Bearings, Inc._4568576
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200170 | EnPro, Inc._4568546
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200170 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000200170 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000200170 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000200170 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000200170 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000200170 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200170 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200170 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200170 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200170 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200170 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000200170 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200170 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003853 | iShares Core S&P Small-Cap ETF_4547076
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003853 | Mr. Cooper Group, Inc._4547153
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003853 | AeroVironment, Inc._4546819
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003853 | Brinker International, Inc._4546885
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003853 | Qorvo, Inc._4547230
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003853 | SPX Technologies, Inc._4547253
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003853 | Kratos Defense & Security Solutions, Inc._4547096
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003853 | BorgWarner, Inc._4546880
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003853 | Badger Meter, Inc._4546862
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003853 | Armstrong World Industries, Inc._4546851
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003853 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000003853 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000003853 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000003853 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000003853 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000003853 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003853 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003853 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003853 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003853 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003853 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000003853 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003853 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003852 | TTM Technologies, Inc._4547467
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003852 | Pegasystems, Inc._4547453
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003852 | RLI Corporation_4547459
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003852 | Fabrinet_4547482
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003852 | Badger Infrastructure Solutions, Ltd._4547479
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003852 | Donnelley Financial Solutions, Inc._4547422
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003852 | SharkNinja, Inc._4547485
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003852 | Federal Agricultural Mortgage Corporation_4547426
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003852 | Barrett Business Services, Inc._4547411
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003852 | WNS Holdings, Ltd._4547487
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003852 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000003852 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000003852 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000003852 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000003852 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000003852 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003852 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003852 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003852 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003852 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003852 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000003852 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%